Equity (Deficit)	6 Months Ended
Jun. 30, 2022
Text block [abstract]
Equity (Deficit)
NOTE 18. EQUITY (DEFICIT)
A. Certificates of Contribution “A”
The capitalization agreement between Petróleos Mexicanos and the Mexican Government states that the Certificates of Contribution “A” constitute permanent capital.

During the
six-month
periods ended June 30, 2022, PEMEX received a payment of Ps. 90,437,539 from Certificates of Contribution “A” from the Mexican Government.
During the year ended December 31, 2021, Petróleos Mexicanos received Ps. 316,354,129 in Certificates of Contribution “A” from the Mexican Government to help improve PEMEX’s financial position.
PEMEX’s Certificates of Contribution “A” are as follows:

	Amount

Certificates of Contribution “A” as of December 31, 2020	Ps.	524,931,447
Increase in Certificates of Contribution “A” during 2021		316,354,129

Certificates of Contribution “A” as of December 31, 2021	Ps.	841,285,576
Increase in Certificates of Contribution “A” during the six-month periods ended June 30, 2022		90,437,539

Certificates of Contribution “A” as of June 30, 2022	Ps.	931,723,115

Mexican Government contributions made in the form of Certificates of Contribution “A” during 2022 totaled Ps. 90,437,539 were designated for the construction of the Dos Bocas
R
efinery and for the payment of debt, as
follows:

Date	Payment of debt		Construction of the Dos Bocas Refinery
January 21	Ps.	19,321,641	—
January 21		—	7,500,000
February 14		—	7,500,000
March 8		26,115,898	—
March 8		—	7,500,000
April 28		—	762,100
May 26		—	21,737,900

Total	Ps.	45,437,539	45,000,000

B. Mexican Government contributions
In January 2022, Petróleos Mexicanos received a grant from the FONADIN in the amount of Ps. 23,000,000 for the acquisition of the remaining 50.005% interest in DPRLP (see Note 12).
During the year ended December 31, 2021, there were no Mexican Government contributions apart from Certificates of Contribution “A”.
C. Legal reserve
Under Mexican law, each of the Subsidiary Companies is required to allocate a certain percentage of its net income to a legal reserve fund until the fund reaches an amount equal to a certain percentage of each Subsidiary Company’s capital stock.
As of June 30, 2022 and December 31, 2021, there were no changes to the legal reserve.
D. Accumulated other comprehensive income (loss)
As a result of the discount rate analysis related to employee benefits liability, for the period six-month
period ended June 30, 2022 and 2021, PEMEX recognized net actuarial gains in other comprehensive income (loss) Ps. 158,392,790 and Ps. 241,537,186, respectively; which are presented net of deferred income tax for Ps. (10,556,152) and Ps. (10,468,424), respectively, related to retirement and post-employment benefits. The variation related to retirement and post-employment benefits was the result of an increase in the discount and return on plan assets rates from 8.46% as of December 31, 2021 to 9.40% as of June 30, 2022.
E. Accumulated deficit from prior years
PEMEX has recorded negative earnings in the past several years. However, the
Ley de Concursos Mercantiles
(“Commercial Bankruptcy Law of Mexico”) is not applicable to Petróleos Mexicanos and the Subsidiary Entities. Furthermore, the financing agreements to which PEMEX is a party do not provide for financial covenants that would be breached or events of default that would be triggered as a consequence of negative equity.
F. Uncertainty related to going concern
The unaudited condensed consolidated interim financial statements have been prepared assuming PEMEX will continue as a going concern. The going concern assumption contemplates the realization of assets and satisfaction of liabilities in normal course of business. However, substantial doubt about PEMEX’s ability to continue as a going concern exists.
Facts and conditions
PEMEX has substantial debt, incurred mainly to finance the capital expenditures needed to carry out its capital investment projects and to fund its operating expenses. Due to its heavy fiscal burden resulting from the payment of hydrocarbon extraction duties and other taxes, the cash flows derived from PEMEX’s operations in recent years have not been sufficient to fund its operations and capital expenditure programs. As a result, PEMEX’s indebtedness has increased significantly, and its working capital has deteriorated. In recent years, PEMEX’s level of indebtedness relative to its oil reserves has increased substantially and has been financially supported by the Mexican Government.
In 2021, certain ratings agencies downgraded PEMEX’s credit rating, mainly driven by the effects of
COVID-19,
as well as the volatility of crude oil prices and the downgrade of the Mexican Government’s sovereign debt rating, impacting PEMEX’s access to the financial markets, the cost and terms of PEMEX’s new debt and contract renegotiations that PEMEX may carry out during 2022 and 2023. The recent Mexican Government’s economic policies of subsidizing gasoline prices to domestic consumers may have an impact on public finances, restraining the Government cash availability and increasing the uncertainty of cash available for PEMEX. These conditions have negatively impacted PEMEX’s financial performance and also its liquidity position.
Despite the fact that during the
six-month
period ended June 30, 2022, PEMEX has recognized a net income of Ps. 247,649,107, during the year ended December 31, 2021, PEMEX recognized a net loss of Ps. 294,532,168. In addition, as of June 30, 2022 and December 31, 2021, PEMEX had a negative equity of Ps. 1,669,677,465, and Ps. 2,170,000,783, respectively, mainly due to continuous net losses, and a negative working capital of Ps. 233,568,966 and Ps. 464,254,286, as of June 30, 2022 and December 31, 2021, respectively.
PEMEX has budget autonomy, and, in public finance terms, is subject to the cash flows financial balance goals approved in the
 Decreto de Presupuesto de Egresos de la Federación
 (“Federal Expenditure Budget Decree”). This represents the difference between its gross revenues (inflows) and its total budgeted expenditures (outflows) including the financial cost of its debt, which is proposed by the SHCP and approved by the Chamber of Deputies. The Federal Budget for 2022 authorized PEMEX to have a negative financial balance budget of Ps. 62,750,000. This shortfall does not consider payments of principal of PEMEX’s debt due in 2022. PEMEX has short-term debt principal maturities (including interest payable) of Ps. 421,304,336 as of June 30, 2022.
The combined effect of the above-mentioned events indicates substantial doubt about PEMEX’s ability to continue as a going concern.
Actions
PEMEX and the Mexican Government are carrying out the following actions, among others, to preserve liquidity:
PEMEX has requested to receive scheduled equity capital contributions from the Mexican Government during 2022 and 2023 through the Ministry of Energy, which are subject to changes in the main reference variables used in the preparation of PEMEX’s 2022 budget and the financial capacity of the Mexican Government. The resources from these contributions, if any, will be used to pay the 2022 and 2023 short-term debt maturities. PEMEX has received Ps. 45,437,539 as of June 30, 2022 for this purpose. Given the current scenario of high international prices in oil and its derivatives, along with the Mexican Government’s policy of keeping the consumer price of gasoline below inflation, PEMEX’s operating income may be affected, and equity capital contributions to PEMEX could be compromised. This situation is mitigated by the application of a tax credit decree published on March 4, 2022, pursuant to which PEMEX can recover the difference between the international reference price of gasoline and the price at which the gasoline is traded in the domestic market. The benefit of such tax credit decree is recognized as other income in the statement of comprehensive income.
During 2022, PEMEX is subject to a reduction of DUC fiscal rate from 54% in 2021 to 40% in 2022, and it is expected that in 2023 the DUC fiscal rate will further decrease.
In addition, PEMEX may raise funds from the markets in accordance with prevailing conditions, to refinance its debt.
Further, PEMEX has had the intent to refinance its short-term debt maturities through direct loans and revolving credit facilities and loans guaranteed by export credit agencies. PEMEX also established in conjunction with development and commercial banks Cadenas Productivas PEMEX Plus (Productive Chains Plus Program) to aid in the payment to suppliers and contractors. PEMEX’s ability to refinance it short-term debt maturities depends on factors outside of its control.
The Federal Revenue Law for 2022 also authorized PEMEX to incur net additional indebtedness up to Ps. 65,000,000 (Ps. 27,242,000 and U.S.$1,860,000), which is considered as public debt by the Mexican Government and may be used to partially cover its negative financial balance.
PEMEX reviews and aligns its capital expenditures portfolio in accordance with updated economic assumptions on a periodic basis and giving priority to those projects which increase production in an efficient manner and at the lowest cost.
Further, on March 22, 2021, the Board of Directors of Petróleos Mexicanos approved the business plan of Petróleos Mexicanos and its Subsidiary Companies for 2021-2025 (the “2021-2025 Business Plan”).
Prices of crude oil, natural gas and petroleum products have begun to recover in the first six months of 2022.
Petróleos Mexicanos and its Subsidiary Entities are not subject to the Commercial Bankruptcy Law of Mexico and none of PEMEX’s existing financing agreements include any financial covenants that could lead to the demand for immediate payment of its debt due to having negative equity or non-compliance
with financial ratios.
PEMEX prepared its consolidated financial statements as of June 30, 2022 and December 31, 2021 on a going concern basis. There are certain conditions that have generated important uncertainty and significant doubts concerning the entity’s ability to continue operating, including recurring net losses, negative working capital and negative equity. Those financial statements do not contain any adjustments that would be required if they were not prepared on a going concern basis.
G.
Non-controlling
interest
PEMEX does not currently own all of the shares of PMI CIM and COMESA, variations in income and equity from these entities are also presented in the consolidated statements of changes in equity (deficit) as
“non-controlling
interest.”
As of June 30, 2022 and December 31, 2021,
non-controlling
interest represented losses of Ps. $(141,171) and income of Ps. 128,502, respectively, in PEMEX’s equity (deficit).